THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%
	Shares	Value
Brazil — 2.4%
Communication Services — 0.5%
Telefonica Brasil	364,100	$2,352,322
TIM	1,382,100	5,286,669
		7,638,991
Consumer Discretionary — 0.2%
C&A MODAS	511,500	954,557
Cogna Educacao	50,470	22,999
Guararapes Confeccoes	291,600	454,443
Ser Educacional	17,800	42,769
Ultrapar Participacoes	358,300	2,330,401
		3,805,169
Consumer Staples — 0.0%
Ambev	169,800	534,608
Seara Alimentos * (A)	911	—
		534,608
Energy — 1.1%
Petroleo Brasileiro - Petrobras ADR	997,857	19,358,426
Financials — 0.4%
Banco Bradesco ADR	1,324,596	4,781,791
Nova Embrapar Participacoes * (A)	854	—
Pagseguro Digital, Cl A	205,551	1,981,512
		6,763,303
Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos	22,200	30,700
Information Technology — 0.0%
Grupo Multi	62,377	21,657
TOTVS	4,500	27,635
VTEX, Cl A *	43,000	185,330
		234,622
Materials — 0.2%
Gerdau ADR	763,880	3,788,845
TOTAL BRAZIL		42,154,664
Chile — 0.2%
Consumer Discretionary — 0.1%
Falabella	396,282	2,649,410
Industrials — 0.0%
Quinenco	13,134	63,004

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Chile — (continued)
Utilities — 0.1%
Enel Americas	9,274,531	$877,726
Enel Chile	3,229,570	284,800
		1,162,526
TOTAL CHILE		3,874,940
China — 15.9%
Communication Services — 1.7%
Autohome ADR	139,450	3,238,029
Beijing Bewinner Communications, Cl A *	282,200	261,141
Focus Technology, Cl A	254,730	1,014,805
G-bits Network Technology Xiamen, Cl A	91,489	5,271,183
JOYY ADR	32,859	2,417,436
Tencent Holdings	268,200	16,387,821
		28,590,415
Consumer Discretionary — 1.8%
ATRenew ADR	27,361	116,011
BAIC Foton Motor, Cl A *	6,180,400	2,883,770
BAIC Motor, Cl H *	585,718	65,052
Changchun Faway Automobile Components, Cl A	575,271	644,644
Gaotu Techedu ADR *	24,490	44,572
Guizhou Tyre, Cl A	512,311	331,759
H World Group ADR	127,731	5,452,836
Huayu Automotive Systems, Cl A	1,167,000	2,913,626
Jiangling Motors, Cl A	376,300	948,430
Li Ning	1,381,500	2,668,810
Loncin Motor, Cl A	1,085,531	2,363,497
Luolai Lifestyle Technology, Cl A	506,100	835,850
New Oriental Education & Technology Group	337,900	1,981,549
Shanghai Action Education Technology, Cl A	40,500	351,388
Shenzhen Fuanna Bedding and Furnishing, Cl A	113,500	110,842
Shenzhen VMAX New Energy Group, Cl A	163,111	720,763
Suzhou Sonavox Electronics, Cl A	25,842	81,701
TCL Electronics Holdings	213,000	438,266
Tianneng Battery Group, Cl A	34,396	115,125
Triangle Tyre, Cl A	66,700	131,049
Vatti, Cl A	25,800	18,534
Vipshop Holdings ADR	563,891	8,650,088
		31,868,162
Consumer Staples — 0.1%
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	227,200	683,794

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Consumer Staples — (continued)
Opple Lighting, Cl A	43,000	$110,524
Sanquan Food, Cl A	115,800	227,178
Sichuan Teway Food Group, Cl A	151,200	339,707
		1,361,203
Energy — 0.7%
Nanjing Develop Advanced Manufacturing, Cl A	5,221	14,427
PetroChina, Cl H	9,444,000	12,017,113
		12,031,540
Financials — 5.6%
Agricultural Bank of China, Cl H	9,361,000	7,526,057
China Construction Bank, Cl H	30,668,715	35,987,463
China Life Insurance, Cl H	3,910,000	14,556,704
China Merchants Bank, Cl H	2,462,500	15,976,896
High Templar Tech Limited ADR *	19,071	46,533
Industrial & Commercial Bank of China, Cl H	15,226,000	14,565,004
Postal Savings Bank of China, Cl H	11,226,000	7,271,004
Qfin Holdings ADR	23,786	330,150
Xiamen Bank, Cl A	199,800	230,668
Yongan Futures, Cl A	93,400	183,496
		96,673,975
Health Care — 0.8%
Acrobiosystems, Cl A	66,966	480,149
BeOne Medicines, Cl A *	31,577	1,202,323
Chengdu Easton Bio Pharmaceutical, Cl A	24,208	160,312
Chengdu Kanghong Pharmaceutical Group, Cl A	50,100	159,951
Chengdu Kanghua Biological Products, Cl A	10,800	74,020
Dong-E-E-Jiao, Cl E	33,800	273,604
Edan Instruments, Cl A	251,600	437,032
GemPharmatech, Cl A	432,688	1,548,941
Getein Biotech, Cl A	640,800	844,675
InnoCare Pharma, Cl A *	285,558	1,118,326
Jiangsu Nhwa Pharmaceutical, Cl A	193,300	633,471
Jianmin Pharmaceutical Group, Cl A	110,300	461,112
Nanjing Vazyme Biotech, Cl A	73,872	190,463
Renhe Pharmacy, Cl A	1,024,500	823,899
Shanghai OPM Biosciences, Cl A	48,333	354,097
Shenzhen Lifotronic Technology, Cl A	149,832	242,386
Shijiazhuang Yiling Pharmaceutical, Cl A	721,300	1,806,093
Sinocare *	139,300	337,273
Tasly Pharmaceutical Group, Cl A	302,360	722,109

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Health Care — (continued)
Winner Medical, Cl A	26,700	$121,328
Yabao Pharmaceutical Group, Cl A	1,393,800	1,336,393
Youcare Pharmaceutical Group, Cl A *	169,160	307,137
Zhejiang Conba Pharmaceutical, Cl A	1,087,100	699,269
		14,334,363
Industrials — 1.4%
Guangdong Dongpeng Holdings, Cl A	139,900	98,185
Guangzhou Haoyang Electronic, Cl A	63,900	315,001
Han's Laser Technology Industry Group, Cl A	143,700	1,800,893
Harbin Power Equipment, Cl H	260,000	522,671
Hefei Meiya Optoelectronic Technology, Cl A	82,393	193,128
Jangho Group, Cl A	214,800	274,915
Jiangsu Shemar Electric, Cl A	73,900	461,701
Keda Industrial Group, Cl A	176,700	431,389
Leedarson IoT Technology, Cl A	108,500	211,799
Lonking Holdings	53,354	21,219
Metallurgical Corp of China, Cl H	824,000	157,693
Sinotruk Hong Kong	1,423,648	7,378,813
TangShan Port Group, Cl A	1,412,900	1,015,043
Transfar Zhilian, Cl A	586,400	419,421
Weichai Power, Cl H	2,178,000	9,106,658
Yunda Holding Group, Cl A	862,400	884,255
Zhefu Holding Group, Cl A	2,689,820	1,836,332
		25,129,116
Information Technology — 3.3%
Beijing SDL Technology, Cl A	353,300	377,173
BOE Technology Group, Cl A	17,700,031	14,409,738
BYD Electronic International	204,500	612,397
Cubic Sensor and Instrument, Cl A	59,196	373,953
Daheng New Epoch Technology, Cl A *	54,000	80,174
Foshan Nationstar Optoelectronics, Cl A *	234,800	217,791
Fujian Star-net Communication, Cl A	383,499	1,476,756
Glodon, Cl A	196,500	273,924
GRG Banking Equipment, Cl A	1,167,200	1,769,500
Linkage Software, Cl A	229,753	323,244
Neusoft, Cl A	295,100	369,290
OPT Machine Vision Tech, Cl A	21,859	336,284
Qingdao Eastsoft Communication Technology, Cl A	344,100	528,680
Queclink Wireless Solutions, Cl A	887,500	1,353,794
Raytron Technology, Cl A	44,116	923,213
Sansec Technology, Cl A *	94,478	310,422

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Information Technology — (continued)
Shenzhen Longsys Electronics, Cl A	68,800	$3,535,757
Shenzhen Transsion Holdings, Cl A	257,203	2,450,339
Shenzhen TXD Technology, Cl A	177,800	316,686
Sunny Optical Technology Group	716,000	5,117,370
TCL Technology Group, Cl A	7,222,500	5,057,331
Tianma Microelectronics, Cl A *	3,719,400	3,561,775
Zhejiang Dahua Technology, Cl A	726,500	1,797,393
Zhongji Innolight, Cl A	82,200	10,946,174
		56,519,158
Materials — 0.5%
Aluminum Corp of China, Cl H	1,796,000	1,955,648
Beijing Oriental Yuhong Waterproof Technology, Cl A	1,487,200	2,618,421
Hubei Dinglong, Cl A	113,300	1,151,250
Jiangsu Changbao Steeltube, Cl A	208,900	191,973
Jiangsu Eastern Shenghong, Cl A *	573,800	999,883
Qinghai Salt Lake Industry, Cl A *	150,400	607,193
Zanyu Technology Group, Cl A	216,700	311,114
Zhejiang Hailide New Material, Cl A	235,200	186,646
		8,022,128
TOTAL CHINA		274,530,060
Czech Republic — 0.1%
Financials — 0.0%
Komercni Banka	9,450	473,254
Utilities — 0.1%
CEZ	9,431	607,528
TOTAL CZECH REPUBLIC		1,080,782
Greece — 0.2%
Consumer Discretionary — 0.0%
Fourlis Holdings	25,163	118,662
Energy — 0.1%
Motor Oil Hellas Corinth Refineries	5,342	313,825
Tsakos Energy Navigation	38,747	1,554,530
		1,868,355
Industrials — 0.1%
Danaos	6,017	852,187
TOTAL GREECE		2,839,204

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — 6.7%
Communication Services — 2.8%
Baidu, Cl A *	621,500	$8,609,393
Bilibili, Cl Z *	247,400	4,709,408
FriendTimes	151,705	7,660
Inkeverse Group *	1,150,000	136,178
Kuaishou Technology, Cl B	3,074,600	17,122,886
NetEase	626,200	16,660,813
XD	232,800	1,413,387
		48,659,725
Consumer Discretionary — 1.5%
Alibaba Group Holding	968,668	14,756,110
Cabbeen Fashion	101,513	16,619
Grand Baoxin Auto Group * (A)	338,601	3,713
JD.com, Cl A	501,550	8,250,485
Jiumaojiu International Holdings	218,000	33,965
Maoye International Holdings *	286,000	3,671
Pou Sheng International Holdings	1,429,841	58,448
Skyworth Group *	3,418,434	1,903,602
Voyah Automobile Technology, Cl H *	85,970	31,745
		25,058,358
Financials — 0.7%
China Minsheng Banking, Cl H	3,350,500	1,550,283
China Pacific Insurance Group, Cl H	1,306,831	5,100,656
China Taiping Insurance Holdings	1,757,400	4,930,701
		11,581,640
Health Care — 0.4%
Dawnrays Pharmaceutical Holdings	79,485	10,533
HBM Holdings *	272,000	422,425
Sino Biopharmaceutical	1,303,000	835,986
Wuxi Biologics Cayman *	1,223,500	6,038,591
		7,307,535
Industrials — 0.0%
CITIC Resources Holdings *	690,000	40,472
CNGR Advanced Material, Cl H	29,000	95,301
COSCO Shipping Ports	107	73
EVA Precision Industrial Holdings	238,000	24,256
Zoomlion Heavy Industry Science and Technology, Cl H	100	97
ZTO Express Cayman	10,800	258,457
		418,656

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — (continued)
Information Technology — 1.0%
BOE Varitronix	150,000	$74,899
Kingboard Holdings	33,000	165,033
Lenovo Group	5,714,000	17,474,514
Q Technology Group	370,000	324,358
		18,038,804
Materials — 0.3%
Asia Cement China Holdings	877,142	189,232
China National Building Material, Cl H	1,048,000	497,418
CMOC Group, Cl H	1,373,251	2,959,667
Ganfeng Lithium Group, Cl H	57,800	271,528
MMG *	700,000	751,238
		4,669,083
Utilities — 0.0%
Concord New Energy Group	735,000	33,281
TOTAL HONG KONG		115,767,082
Hungary — 1.0%
Energy — 0.1%
MOL Hungarian Oil & Gas	80,259	1,149,115
Financials — 0.9%
OTP Bank Nyrt	103,867	15,387,050
TOTAL HUNGARY		16,536,165
India — 8.2%
Communication Services — 0.5%
Bharti Airtel	256,196	5,292,837
Indus Towers *	537,905	2,205,641
Jagran Prakashan	137,995	92,272
		7,590,750
Consumer Discretionary — 0.3%
Arvind	30,414	163,537
Hero MotoCorp	74,060	4,180,715
Kewal Kiran Clothing	3,224	16,791
RSWM *	11,564	26,000
SP Apparels	8,046	83,554
Sutlej Textiles and Industries *	27,625	11,005
Tata Motors Passenger Vehicles Limited	315,866	1,124,343
		5,605,945
Consumer Staples — 0.1%
Dhampur Sugar Mills	1,712	2,431

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Consumer Staples — (continued)
Nestle India	114,067	$1,803,920
		1,806,351
Energy — 1.8%
Bharat Petroleum	1,538,355	5,141,147
Chennai Petroleum	14,760	194,947
Coal India	3,290,789	14,286,849
Great Eastern Shipping	8,125	114,959
Indian Oil	2,251,717	3,300,818
Oil & Natural Gas	2,658,418	6,772,680
Petronet LNG	593,394	1,745,253
		31,556,653
Financials — 1.6%
Aditya Birla Sun Life Asset Management	25,278	267,838
Bank of Baroda	1,520,493	3,864,735
Bank of India	785,547	1,134,954
Canara Bank	5,693,049	7,452,228
City Union Bank	248,439	537,503
Dhunseri Ventures	4,671	11,780
Federal Bank	89,978	338,272
HDFC Asset Management	125,760	3,445,457
Indian Bank	242,291	2,122,583
Karnataka Bank	53,870	160,702
Multi Commodity Exchange of India	86,832	2,450,408
Nippon Life India Asset Management	22,775	277,048
Power Finance	917,331	4,077,683
Punjab National Bank	138,489	163,502
Satin Creditcare Network *	47,670	119,807
SMC Global Securities	42,280	35,781
Union Bank of India	255,383	458,246
		26,918,527
Health Care — 1.5%
Alkem Laboratories	32,085	1,933,709
Aurobindo Pharma	350,312	5,798,822
Cipla	1,517	23,412
Dr Reddy's Laboratories	73,516	882,024
Gland Pharma	7,448	195,354
Glenmark Pharmaceuticals	248,529	5,817,943
Granules India	50,305	434,786
IOL Chemicals and Pharmaceuticals	45,242	69,378
Laurus Labs	27,575	524,944

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Health Care — (continued)
Lupin	352,997	$8,934,532
Torrent Pharmaceuticals	14,175	761,297
Zydus Lifesciences	82,906	978,835
		26,355,036
Industrials — 0.7%
Balmer Lawrie	12,963	23,394
Balmer Lawrie Investments, Cl A	28,911	21,321
Bharat Heavy Electricals	922,435	3,932,441
Cummins India	55,422	3,205,355
Elgi Equipments	15,035	89,722
GE Vernova T&D India	26,996	1,222,391
LG Balakrishnan & Bros	26,722	444,863
Nava	406,606	2,357,106
NRB Bearings	50,837	218,301
Transport Corp of India	17,265	168,387
VST Tillers Tractors	65	3,035
		11,686,316
Information Technology — 0.9%
HCL Technologies	616,379	8,715,927
Infosys	375,862	4,464,884
Infosys ADR	237,644	2,858,857
Oracle Financial Services Software	1,530	179,412
		16,219,080
Materials — 0.8%
Foseco India	274	14,742
GHCL	6,088	27,957
Hindalco Industries	635,390	6,510,753
Hindustan Zinc	263,638	1,493,685
Kirloskar Industries	1,652	68,217
National Aluminium	9,336	34,348
NMDC	3,025,931	2,698,695
Seshasayee Paper & Boards	15,663	39,886
Steel Authority of India	927,832	1,644,842
Tamilnadu Petroproducts	77,701	78,520
UPL	142,084	899,820
		13,511,465
Real Estate — 0.0%
Nesco	8,757	97,711

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Utilities — 0.0%
PTC India	92,075	$169,450
TOTAL INDIA		141,517,284
Indonesia — 0.7%
Communication Services — 0.0%
Media Nusantara Citra *	2,145,200	25,004
Consumer Discretionary — 0.0%
MDS Retailing	235,900	20,466
Consumer Staples — 0.2%
Bumitama Agri	256,600	327,836
Charoen Pokphand Indonesia	2,289,500	419,249
Dharma Satya Nusantara	10,424,936	773,441
Gudang Garam	217,000	229,010
Hanjaya Mandala Sampoerna	9,635,892	392,232
Indofood Sukses Makmur	1,137,252	440,284
Industri Jamu Dan Farmasi Sido Muncul	2,098,442	42,230
Japfa Comfeed Indonesia	2,782,300	332,909
Midi Utama Indonesia	2,317,700	36,580
Nippon Indosari Corpindo	256,800	8,563
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	95,107
Sumber Alfaria Trijaya	3,709,900	272,827
Sumber Tani Agung Resources	1,408,200	84,520
Ultrajaya Milk Industry & Trading	960,600	78,671
Unilever Indonesia	4,753,200	463,589
		3,997,048
Energy — 0.1%
ABM Investama	30,637	4,288
Bukit Asam Persero	3,927,472	507,314
Mandiri Herindo Adiperkasa	703,884	5,677
United Tractors	704,700	940,425
		1,457,704
Financials — 0.1%
Asuransi Tugu Pratama Indonesia	601,000	40,683
Bank Negara Indonesia Persero	8,247,800	1,615,003
Bank Tabungan Negara Persero *	7,690,100	517,853
Panin Financial *	1,091,500	13,805
		2,187,344
Health Care — 0.1%
Kalbe Farma	16,559,700	665,072

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Indonesia — (continued)
Industrials — 0.0%
Mark Dynamics Indonesia	1,723,900	$102,381
Materials — 0.2%
Aneka Tambang Persero TBK	9,257,562	1,475,350
ESSA Industries Indonesia	2,217,000	78,768
Indocement Tunggal Prakarsa	700,500	181,721
Semen Gresik Persero	823,500	66,832
Timah	4,084,200	858,359
		2,661,030
Real Estate — 0.0%
Agung Podomoro Land *	5,995,117	41,144
Kawasan Industri Jababeka	14,548,200	104,996
		146,140
Utilities — 0.0%
Cikarang Listrindo	795,100	32,013
Perusahaan Gas Negara Persero	7,531,806	627,594
		659,607
TOTAL INDONESIA		11,921,796
Luxembourg — 0.2%
Materials — 0.2%
Ternium ADR	65,950	3,247,378

Malaysia — 0.9%
Consumer Discretionary — 0.0%
DRB-Hicom	403,600	96,630
Padini Holdings	168,200	59,985
Petronas Dagangan	89,500	427,231
Sports Toto	13,240	4,377
		588,223
Consumer Staples — 0.3%
Carlsberg Brewery Malaysia	5,900	22,981
Hap Seng Plantations Holdings	124,000	75,086
IOI	436,300	472,675
Kuala Lumpur Kepong BHD	49,500	254,867
Nestle Malaysia	4,300	106,433
SD Guthrie	2,526,400	4,061,776
		4,993,818

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Malaysia — (continued)
Financials — 0.5%
AEON Credit Service M	25,500	$34,983
AMMB Holdings	1,262,300	2,090,654
Hong Leong Bank	401,600	2,166,820
Hong Leong Financial Group	45,090	204,332
RHB Bank	2,083,300	4,357,375
Syarikat Takaful Malaysia Keluarga	51,600	40,416
		8,894,580
Industrials — 0.1%
Nam Cheong *	346,700	302,861
PBS *	195,300	5,018
Scicom MSC	59,000	27,982
Sime Darby	433,300	228,833
Sunway Construction Group	158,900	307,653
		872,347
Information Technology — 0.0%
Northeast Group Sdn *	225,000	52,121
Materials — 0.0%
Hiap Teck Venture	366,100	23,295
Jaya Tiasa Holdings	620,500	170,063
		193,358
TOTAL MALAYSIA		15,594,447
Mexico — 1.7%
Communication Services — 0.0%
Grupo Televisa ADR *	127,318	356,490
Consumer Discretionary — 0.0%
Betterware de Mexico SAPI	460	7,829
El Puerto de Liverpool	99,310	595,935
		603,764
Consumer Staples — 0.5%
Fomento Economico Mexicano ADR	64,359	8,237,309
Financials — 0.5%
Grupo Financiero Banorte, Cl O	660,155	7,609,535
Industrials — 0.0%
Promotora y Operadora de Infraestructura	30,185	478,303
Materials — 0.7%
Cemex ADR	429,498	5,076,666
Grupo Mexico, Ser B	364,060	4,378,305
Industrias Penoles	37,398	1,719,559

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Mexico — (continued)
Materials — (continued)
Southern Copper	1	$138
		11,174,668
Real Estate — 0.0%
Concentradora Fibra Danhos ‡	30,461	51,303
TOTAL MEXICO		28,511,372
Monaco — 0.0%
Industrials — 0.0%
Costamare	18,468	287,732
Safe Bulkers	65,303	510,016
TOTAL MONACO		797,748
Peru — 0.5%
Financials — 0.5%
Credicorp	19,967	7,998,381
Intercorp Financial Services	9,934	579,251
TOTAL PERU		8,577,632
Philippines — 0.3%
Consumer Discretionary — 0.0%
Wilcon Depot	162,600	15,272
Consumer Staples — 0.0%
Puregold Price Club	30,200	20,241
Industrials — 0.3%
International Container Terminal Services	367,890	5,777,179
TOTAL PHILIPPINES		5,812,692
Poland — 2.3%
Consumer Discretionary — 0.6%
Allegro.eu *	364,081	4,385,783
Pepco Group	478,618	5,895,742
		10,281,525
Energy — 0.3%
Orlen	156,428	6,207,269
Unimot	666	29,951
		6,237,220
Financials — 1.1%
Alior Bank	6,829	252,000
Bank Handlowy w Warszawie	675	22,016
Bank Polska Kasa Opieki	165,928	10,937,115

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Poland — (continued)
Financials — (continued)
Powszechny Zaklad Ubezpieczen	297,182	$5,659,425
XTB	42,312	1,684,483
		18,555,039
Health Care — 0.0%
Synektik	1,145	110,777
Industrials — 0.0%
Budimex	19	3,685
Polimex-Mostostal *	18,663	32,285
		35,970
Information Technology — 0.0%
Asseco Poland	2,711	145,195
Vercom	2,016	68,684
		213,879
Materials — 0.3%
KGHM Polska Miedz	54,461	4,514,511
Utilities — 0.0%
Enea	13,681	71,817
TOTAL POLAND		40,020,738
Qatar — 0.5%
Communication Services — 0.1%
Ooredoo QPSC	437,240	1,501,651
Vodafone Qatar PQSC	123,111	87,471
		1,589,122
Financials — 0.4%
Doha Bank QPSC	1,365,818	1,087,103
Qatar Insurance SAQ	126,630	66,915
Qatar National Bank QPSC	1,019,164	4,642,610
Salam International Investment QSC	725,395	146,779
		5,943,407
Industrials — 0.0%
Gulf Warehousing	195,428	125,669
Mannai QSC	25,756	34,495
Qatar Industrial Manufacturing QSC	53,677	32,189
Qatar Navigation QSC	20,044	54,472
		246,825

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Qatar — (continued)
Materials — 0.0%
Qatar Aluminum Manufacturing	678,792	$264,797
TOTAL QATAR		8,044,151
Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	1,789,972	—
Materials — 0.0%
Novolipetsk Steel PJSC GDR (A)	189,918	—
TOTAL RUSSIA		—
Saudi Arabia — 2.6%
Communication Services — 0.8%
Etihad Etisalat	369,509	6,122,928
Mobile Telecommunications Saudi Arabia	103,699	286,144
Saudi Telecom	664,016	7,634,202
		14,043,274
Consumer Discretionary — 0.1%
Americana Restaurants International	2,898,530	1,732,954
Consumer Staples — 0.0%
Al Majed for Oud	6,727	213,485
Fourth Milling	302,306	317,210
Savola Group	31,648	219,773
		750,468
Energy — 0.7%
Rabigh Refining & Petrochemical *	175,591	697,105
Saudi Arabian Oil	1,488,550	10,502,070
		11,199,175
Financials — 0.9%
Arab National Bank	583,713	3,377,753
Bank Al-Jazira	61,171	198,290
Banque Saudi Fransi	945,082	4,984,018
Kingdom Holding	27,428	88,737
Riyad Bank	1,318,881	7,153,430
		15,802,228
Industrials — 0.0%
Al Babtain Power & Telecommunication	37,851	533,924
Electrical Industries	25,149	94,760
Saudi Manpower Solutions	21,096	35,085
		663,769

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Saudi Arabia — (continued)
Materials — 0.0%
Arabian Cement	68,614	$404,650
Tabuk Cement	59,306	117,193
		521,843
Real Estate — 0.0%
Derayah REIT ‡	22,481	31,693
Utilities — 0.1%
Saudi Energy	172,535	780,669
TOTAL SAUDI ARABIA		45,526,073
South Africa — 1.4%
Communication Services — 0.3%
MTN Group	332,109	4,117,177
Telkom	211,015	697,242
Vodacom Group	116,894	1,131,008
		5,945,427
Consumer Discretionary — 0.1%
Lewis Group	12,767	68,621
Southern Sun	361,737	223,224
Sun International	137,206	441,734
Super Group *	118,391	136,190
		869,769
Consumer Staples — 0.0%
Astral Foods	12,664	162,657
Financials — 0.6%
Investec	479,694	4,164,776
Nedbank Group	134,683	2,279,655
Old Mutual	4,470,722	3,616,403
Standard Bank Group	40,519	806,816
		10,867,650
Health Care — 0.0%
Netcare	99,166	113,598
Industrials — 0.0%
Murray & Roberts Holdings *	58,238	—
Reunert	7,180	25,438
		25,438
Materials — 0.4%
AECI	14,380	108,799
Anglogold Ashanti	35,447	2,811,656

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — (continued)
Materials — (continued)
Kumba Iron Ore	82,273	$1,305,870
Omnia Holdings	61,735	394,409
Sasol *	199,448	2,363,540
		6,984,274
TOTAL SOUTH AFRICA		24,968,813
South Korea — 17.9%
Communication Services — 0.1%
NHN	36,564	939,178
Consumer Discretionary — 0.6%
Creas F&C	172	339
Korea Fuel-Tech	12,382	46,976
LG Electronics	88,866	9,850,066
Shinsegae	1,022	295,707
SJG Sejong	23,038	99,095
THN	5,561	21,725
		10,313,908
Energy — 0.1%
HD Hyundai	12,256	1,682,927
Financials — 3.5%
BNK Financial Group	95,862	1,004,708
Hana Financial Group	256,218	22,147,251
KB Financial Group	157,643	18,450,043
Shinhan Financial Group	178,898	12,419,095
Woori Financial Group	299,480	6,932,768
		60,953,865
Health Care — 0.0%
Rayence	15,821	65,838
Industrials — 1.6%
HD Hyundai Electric	9,742	4,504,985
Hyosung Heavy Industries	31	50,382
LS	12,599	2,273,714
LS Electric	30,500	3,840,439
LX Hausys *	7,839	168,658
mPlus	33,822	204,580
Samsung C&T	15,503	3,611,622
Saramin	6,553	74,389
Shin Heung Energy & Electronics *	7,704	22,088
SK	34,813	13,006,004
TYM	25,228	104,357

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Industrials — (continued)
Vitzro Tech	21,520	$113,694
WONIK PNE *	83,660	103,531
		28,078,443
Information Technology — 12.0%
Daeduck Electronics	10,029	656,905
DB HiTek	25,941	1,473,036
DIT	2,618	26,849
DMS	9,421	53,640
Eo Technics	2,112	428,249
Eugene Technology	10,811	815,605
Fadu *	25,838	1,113,824
Global Standard Technology	6,414	183,881
Intellian Technologies	838	33,378
ISC	3,686	324,798
Jahwa Electronics *	20,894	317,015
KAON Group	14,141	38,074
LG Innotek	12,229	4,223,751
PSK	31,289	2,755,531
Samsung Electro-Mechanics	12,742	9,736,761
Samsung Electronics	652,223	113,522,560
Segyung Hitech	30,597	62,567
SK hynix	62,270	70,717,282
VM *	7,890	342,834
WiSoL	11,375	43,675
WONIK IPS	4,806	315,366
		207,185,581
Materials — 0.0%
BNG Steel	3,237	24,657
TOTAL SOUTH KOREA		309,244,397
Taiwan — 27.7%
Communication Services — 0.2%
International Games System	130,000	3,111,014
X-Legend Entertainment	10,200	29,090
		3,140,104
Consumer Discretionary — 0.1%
Allmind Holdings	13,000	17,058
Gourmet Master *	20,000	38,958
Hi-Lai Foods	4,000	21,281
King Chou Marine Technology	16,000	21,219

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Consumer Discretionary — (continued)
Pou Chen	1,082,000	$800,506
Star Comgistic Capital	138,723	68,456
Wowprime	62,000	448,214
		1,415,692
Energy — 0.1%
Formosa Petrochemical	692,000	1,494,466
Financials — 0.9%
Cathay Financial Holding	2,027,000	6,308,592
First Financial Holding	200,900	228,234
Fubon Financial Holding	222,000	884,886
KGI Financial Holding	3,930,000	3,712,991
SinoPac Financial Holdings	1,149,540	1,433,637
Yuanta Financial Holding	1,827,370	3,812,239
		16,380,579
Industrials — 1.6%
Ablerex Electronics	25,000	49,097
Airtac International Group	19,000	769,511
Apex Science & Engineering	54,000	17,612
China Airlines	4,274,000	2,962,935
Eva Airways	5,245,000	6,997,753
Evergreen International Storage & Transport	26,000	37,759
Evergreen Marine Taiwan	1,589,200	9,987,543
General Plastic Industrial	30,000	18,766
Kaori Heat Treatment	7,000	183,500
Kedge Construction	9,000	28,147
Kinik	28,000	544,736
L&K Engineering	194,000	4,174,778
Solteam	24,000	35,350
Syntec Technology	3,000	185,163
Wan Hai Lines	139,000	362,573
Yang Ming Marine Transport	458,000	716,512
		27,071,735
Information Technology — 24.8%
Acer Cyber Security	13,000	64,641
Advantech	82,000	1,396,763
Anpec Electronics	82,000	662,195
Arcadyan Technology	187,000	989,985
ASE Technology Holding	1,005,000	17,149,830
Asia Vital Components	8,000	562,623
ASPEED Technology	1,100	480,420

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Information Technology — (continued)
Asustek Computer	611,000	$15,160,447
Aten International	12,000	29,539
Axiomtek	80,000	289,442
Chroma ATE	99,000	6,219,782
Compal Electronics	6,060,000	6,664,380
Compeq Manufacturing	2,396	12,259
Delta Electronics	573,000	28,190,233
Elite Material	1,000	143,553
Elite Semiconductor Microelectronics Technology	115,000	623,475
Emerging Display Technologies	167,000	106,981
Ennoconn	94,000	1,169,691
FocalTech Systems	216,000	323,695
Genius Electronic Optical	11,000	161,479
Global Unichip	36,000	4,122,405
Gogolook *	9,000	33,665
Hon Hai Precision Industry	428,000	3,268,639
Innodisk	22,000	849,377
Inventec	1,295,000	2,431,516
King Slide Works	10,000	2,396,216
Lite-On Technology	1,008,000	6,387,984
Loop Telecommunication International	27,000	44,680
Macroblock	180,000	278,956
Macronix International *	471,000	1,414,720
MediaTek	353,000	37,604,288
Micro-Star International	1,040,000	4,506,071
Pegatron	1,403,423	3,631,465
Phison Electronics	62,000	3,051,353
Primax Electronics	109,000	219,253
Qisda	6,000	5,032
Raydium Semiconductor	118,000	820,897
Realtek Semiconductor	267,000	5,536,727
Silicon Motion Technology ADR	14,310	3,629,016
Simplo Technology	2,000	21,615
Sunplus Technology *	241,000	182,713
Sunrex Technology	77,000	89,556
Taiwan PCB Techvest	42,000	38,729
Taiwan Semiconductor Manufacturing	3,220,000	238,168,190
Transcend Information	66,000	586,141
Tripod Technology	89,000	999,296
United Microelectronics	1,918,000	7,175,427
Winbond Electronics	1,955,000	7,540,215
WNC	143,000	958,409

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Information Technology — (continued)
Yageo	290,000	$4,364,878
Zhen Ding Technology Holding	699,000	8,770,324
		429,529,166
TOTAL TAIWAN		479,031,742
Thailand — 2.8%
Communication Services — 0.0%
Digital Telecommunications Infrastructure Fund	1,152,900	352,162
Consumer Discretionary — 0.0%
Advice IT Infinite NVDR	142,800	31,595
Index Livingmall NVDR	474,192	185,964
		217,559
Consumer Staples — 0.0%
I-TAIL NVDR	106,800	55,718
KCG NVDR	86,800	27,240
		82,958
Energy — 0.8%
PTT NVDR	581,200	669,989
PTT Exploration & Production NVDR	2,497,900	11,187,015
Thai Oil NVDR	904,200	1,769,320
		13,626,324
Financials — 1.7%
Bangkok Bank NVDR	2,250,500	12,883,258
Kasikornbank NVDR	501,600	3,659,715
Krung Thai Bank NVDR	5,089,400	6,723,082
SCB X NVDR	866,600	3,963,257
Srisawad	319,600	235,225
Srisawad Capital 1969 NVDR	494,400	27,817
TMBThanachart Bank NVDR	12,889,400	1,178,108
		28,670,462
Health Care — 0.0%
Mega Lifesciences NVDR	38,400	43,626
Sri Trang Gloves Thailand NVDR	103,300	31,827
		75,453
Industrials — 0.0%
Don Muang Tollway NVDR	31,500	11,792
Regional Container Lines NVDR	93,600	98,113
		109,905

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Thailand — (continued)
Information Technology — 0.0%
Delta Electronics Thailand NVDR	25,800	$211,247
Materials — 0.1%
Eastern Polymer Group NVDR	678,100	129,186
Siam Cement NVDR	120,800	916,724
		1,045,910
Utilities — 0.2%
B Grimm Power NVDR	690,600	387,444
Gulf Development NVDR	1,367,300	2,725,556
Rojana Industrial Park NVDR	186,100	33,957
		3,146,957
TOTAL THAILAND		47,538,937
Turkey — 0.2%
Communication Services — 0.1%
Turk Telekomunikasyon *	921,520	988,688
Consumer Discretionary — 0.0%
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri	23,988	33,519
Consumer Staples — 0.0%
Coca-Cola Icecek	45,652	87,473
Sok Marketler Ticaret *	534,184	573,160
		660,633
Energy — 0.1%
Turkiye Petrol Rafinerileri	160,483	999,665
Financials — 0.0%
Agesa Hayat ve Emeklilik	57,926	296,012
Materials — 0.0%
Afyon Cimento Sanayi	198,103	53,509
Real Estate — 0.0%
Akfen Gayrimenkul Yatirim Ortakligi ‡ *	711,880	41,483
AKIS Gayrimenkul Yatirimi ‡	184,461	36,090
Ronesans Gayrimenkul Yatirim, Cl B	89,002	375,125
Servet Gayrimenkul Yatirim Ortakligi	1,345,866	68,360
Torunlar Gayrimenkul Yatirim Ortakligi ‡	93,254	183,994
		705,052
TOTAL TURKEY		3,737,078
United Arab Emirates — 1.9%
Communication Services — 0.1%
Emirates Integrated Telecommunications PJSC	203,209	672,753

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
United Arab Emirates — (continued)
Communication Services — (continued)
Emirates Telecommunications Group PJSC	19,763	$109,467
Yalla Group ADR *	40,541	218,516
		1,000,736
Consumer Discretionary — 0.2%
Abu Dhabi National Oil for Distribution PJSC	3,154,391	3,435,117
Talabat Holding	915,941	261,840
		3,696,957
Energy — 0.0%
ADNOC Logistics & Services	189,041	318,955
NMDC Energy PJSC	14,471	10,989
		329,944
Financials — 0.8%
Abu Dhabi Commercial Bank	1,043,555	4,251,638
Abu Dhabi Islamic Bank PJSC	94,987	548,700
Dubai Islamic Bank PJSC	1,554,146	3,080,045
Emirates NBD Bank PJSC	240,725	1,977,123
First Abu Dhabi Bank PJSC	746,430	3,931,401
Sharjah Islamic Bank	321,892	253,672
		14,042,579
Industrials — 0.1%
Abu Dhabi Ports PJSC *	262,183	349,400
Orascom Construction	58,036	811,801
		1,161,201
Real Estate — 0.7%
Aldar Properties PJSC	1,062,720	2,144,023
Dubai Residential REIT ‡	168,488	57,661
Emaar Development PJSC	525,237	1,848,394
Emaar Properties PJSC	2,629,240	7,847,152
RAK Properties PJSC *	112,297	32,572
		11,929,802
Utilities — 0.0%
Emirates Central Cooling Systems	283,696	121,610
TOTAL UNITED ARAB EMIRATES		32,282,829

TOTAL COMMON STOCK
(Cost $1,173,943,213)		1,663,158,004

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

EXCHANGE-TRADED FUND — 1.5%
	Shares	Value
Domestic Equity — 1.5%
iShares MSCI Emerging Markets ETF	407,145	$26,093,923

TOTAL EXCHANGE-TRADED FUND
(Cost $25,516,865)		26,093,923

PREFERRED STOCK(B) — 0.7%
Brazil — 0.7%
Energy — 0.1%
Petroleo Brasileiro - Petrobras	120,000	1,028,102
Financials — 0.1%
Banco ABC Brasil	86,800	414,553
Banco do Estado do Rio Grande do Sul	80,000	220,944
Itausa	296,200	810,450
Noxville Investimentos * (A)	455	—
		1,445,947
Materials — 0.5%
Gerdau	1,587,794	7,861,994
Metalurgica Gerdau, Cl A	112,400	242,355
Usinas Siderurgicas de Minas Gerais Usiminas, Ser A *	133,800	193,211
		8,297,560
Utilities — 0.0%
Isa Energia Brasil sa	120,600	639,739
TOTAL BRAZIL		11,411,348
Chile — 0.0%
Consumer Staples — 0.0%
Coca-Cola Embonor, Cl B	1,966	3,383
Embotelladora Andina	34,172	170,171
TOTAL CHILE		173,554

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

PREFERRED STOCK(B) — continued
	Shares		Value
South Korea — 0.0%
Industrials — 0.0%
CJ		1,492	$130,511

TOTAL PREFERRED STOCK
(Cost $8,750,343)			11,715,413

DEBENTURE BOND — 0.0%
		Face Amount	Value
Vale, Ser 1997 1.955% (C)(D) (Cost $–)	BRL	19,960	1,536

SHORT-TERM INVESTMENT — 0.4%
		Shares	Value
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 3.650% (E) (Cost $6,709,776)		6,709,776	6,709,776

TOTAL INVESTMENTS— 98.9%
(Cost $1,214,920,197)			$1,707,678,652

Percentages are based on Net Assets of $1,727,544,673.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Perpetual security with no stated maturity date.
(E)	The rate shown is the 7 day effective yield as of July 31, 2026.

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2026

(Unaudited)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

REIT — Real Estate Investment Trust

SAQ — Societe Anonyme Qatar

ACA-QH-003-3900